Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2022
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities are comprised of the following:

	June 30, 2022	December 31, 2021
	($)	($)
Accounts payable	248,328	386,030
Due to related parties (Note 14)	154,706	302,883
Accrued liabilities	102,628	143,486
	505,662	832,399